Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2022
Employee-related expenditure
Schedule of employee related expenditures

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		32 141	31 683	30 266
salaries, wages and other employee-related expenditure		30 068	29 786	27 964
post-retirement benefits[1]		2 073	1 897	2 302
Share-based payment expenses		1 139	1 905	1 741
equity-settled	35	1 164	1 927	1 946
cash-settled		(25)	(22)	(205)
Total employee-related expenditure		33 280	33 588	32 007
Costs capitalised to projects		(825)	(740)	(1 340)
Per income statement		32 455	32 848	30 667
1	Employer contributions to the retirement funds were suspended for the period 1 May 2020 to 31 July 2020. These were then reinstated in FY21 due to Sasol’s improved liquidity position.

Schedule of number of employees

	2022	2021	2020
for the year ended 30 June	Number	Number	Number
Permanent employees	28 279	28 725	30 670
Non-permanent employees	351	224	331
	28 630	28 949	31 001